Income Taxes - Disclosure of nature and effect of the temporary differences giving rise to the deferred income tax assets (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	$ 0	$ 0
Non-capital loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	8,625,123	7,247,214
Investment in subsidiary [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	100,654	100,013
Accounts receivable, inventory, and promissory note receivable [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	215,539	(696,950)
Capital assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	149,810	223,078
Right of use assets and lease liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	5,649	15,360
Warranty provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	307,571	268,129
Other carryforward balances [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	2,315	2,301
Share issue costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	567,382	748,965
Unrecognized deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	$ (9,974,043)	$ (7,908,110)